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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-07890
AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)*

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Address of principal executive offices) (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 12/31
Date of reporting period: 9/30/10
*Fund included is Invesco Tax-Exempt Securities Fund.

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Item 3. Exhibits
EXHIBIT INDEX

Item 1. Schedule of Investments.

Invesco Tax-Exempt Securities Fund
Quarterly Schedule of Portfolio Holdings
September 30, 2010

invesco.com/us	MS-TES-QTR-1 09/10	Invesco Advisers, Inc.

Schedule of Investments
September 30, 2010
(Unaudited)

			Principal
			Amount	Value

Municipal Obligations—104.2%
Alaska—0.5%
Northern Tobacco Securitization Corp., Asset-Backed Ser 2006 A	5.00%	06/01/32	$5,000	$4,010,800

Arizona—2.2%
Glendale Industrial Development Authority, John C Lincoln Health Ser 2005 B	5.25	12/01/23	3,250	3,359,427
Glendale Industrial Development Authority, John C Lincoln Health Ser 2005 B	5.25	12/01/25	2,250	2,301,075
Glendale Industrial Development Authority, Midwestern University, Ser 2010	5.00	05/15/35	500	514,995
Glendale Industrial Development Authority, Midwestern University, Ser 2010	5.125	05/15/40	1,150	1,189,227
Phoenix Civic Improvement Corp., Jr Lien Wastewater Ser 2004 (NATL-RE Insd) (a)	5.00	07/01/27	2,000	2,109,220
Pima County Industrial Development Authority, Tucson Electric Power Co., Ser 2010 A	5.25	10/01/40	1,925	1,945,906
State of Arizona, Ser 2008 A (COPs) (AGM Insd) (a)	5.00	09/01/24	2,375	2,545,002
State of Arizona, Ser 2008 A (COPs) (AGM Insd) (a)	5.00	09/01/26	2,420	2,562,804

				16,527,656

California—14.7%
Alameda County Joint Powers Authority, Ser 2008 A (AGM Insd) (a)	5.00	12/01/25	4,535	4,891,224
Alvord Unified School District, 2007 Election, Ser 2008 A (AGM Insd) (a)	5.00	08/01/26	3,025	3,302,060
Alvord Unified School District, 2007 Election, Ser A (AGM Insd) (a)	5.00	08/01/25	375	412,028
Beverly Hills Unified School District, Election of 2008 Ser 2009 (b)	0.00	08/01/26	3,180	1,566,850
Beverly Hills Unified School District, Election of 2008 Ser 2009 (b)	0.00	08/01/31	40	14,295
Beverly Hills Unified School District, Election of 2008 Ser 2009 (b)	0.00	08/01/32	6,525	2,186,593
California County Tobacco Securitization Agency, Los Angeles County Securitization Corp. Ser 2006 (c)	0.00	06/01/28	3,000	2,582,160
California Housing Finance Agency, Home Mortgage Ser 1983 B (FHA Insd) (b)	0.00	08/01/15	770	529,175
California Housing Finance Agency, Ser 2006 K (AMT)	4.70	08/01/31	4,000	3,638,080
California Statewide Communities Development Authority, Adventist Health Ser 2005 A	5.00	03/01/30	5,000	5,031,300
California Statewide Communities Development Authority, Huntington Memorial Hospital Ser 2005	5.00	07/01/35	2,500	2,492,775
California Statewide Communities Development Authority, John Muir Health Ser 2006 A	5.00	08/15/32	7,000	7,024,360
City of Loma Linda, University Medical Center Ser 2005 A	5.00	12/01/22	2,560	2,525,414
Clovis Unified School District, Election of 2004 Ser A (NATL-RE & FGIC Insd) (a)(b)	0.00	08/01/29	1,585	566,241
El Segundo Unified School District, Election of 2008 Ser 2009 A (b)	0.00	08/01/32	5,030	1,429,576
El Segundo Unified School District, Election of 2008 Ser 2009 A (b)	0.00	08/01/33	4,185	1,116,139
Foothill/Eastern Transportation Corridor Agency, Ser 1999	5.875	01/15/27	10,000	10,242,700
Golden State Tobacco Securitization Corp., Enhanced Asset Backed Ser 2005 A (b)	0.00	06/01/47	50,000	1,416,000
Golden State Tobacco Securitization Corp., Enhanced Asset Backed Ser 2005 A	5.00	06/01/45	6,500	6,132,685
Indio Redevelopment Agency, Merged Redevelopment Project Area, Ser 2008 A	5.25	08/15/26	1,960	2,016,507
Indio, Redevelopment Agency, Tax Allocation, Tax Allocation Ser 2008 A	5.125	08/15/25	780	801,824
Long Beach Unified School District, Ser A	5.75	08/01/33	5,000	5,655,550
Invesco Tax-Exempt Securities Fund

			Principal
			Amount	Value

California—(continued)
Menifee Union School District, 2008 Election Ser C (AGC Insd) (a)(b)	0.00%	08/01/35	$3,260	$756,320
Patterson Joint Unified School District, 2008 Election Ser B (AGM Insd) (a)(b)	0.00	08/01/38	4,770	839,377
Patterson Joint Unified School District, 2008 Election Ser B (AGM Insd) (a)(b)	0.00	08/01/39	5,010	825,999
Patterson Joint Unified School District, 2008 Election Ser B (AGM Insd) (a)(b)	0.00	08/01/40	5,260	812,302
Patterson Joint Unified School District, 2008 Election Ser B (AGM Insd) (a)(b)	0.00	08/01/41	5,520	803,105
Patterson Joint Unified School District, 2008 Election Ser B (AGM Insd) (a)(b)	0.00	08/01/42	5,800	794,194
Patterson Joint Unified School District, 2008 Election Ser B (AGM Insd) (a)(b)	0.00	08/01/43	6,090	782,869
Patterson Joint Unified School District, 2008 Election Ser B (AGM Insd) (a)(b)	0.00	08/01/44	145	17,432
Patterson Joint Unified School District, Election of 2008 Ser 2009 B (AGM Insd) (a)(b)	0.00	08/01/37	1,170	221,446
Port of Oakland, Ser 2002 L (AMT) (NATL-RE & FGIC Insd) (a)(d)	5.00	11/01/12	530	579,873
Port of Oakland, Ser 2002 L (AMT) (NATL-RE & FGIC Insd) (a)	5.00	11/01/21	4,260	4,322,366
Riverside County Public Financing Authority, Air Force Village West, Inc. (COPs)	5.75	05/15/19	1,845	1,846,255
Riverside County Public Financing Authority, Air Force Village West, Inc. (COPs)	5.80	05/15/29	3,900	3,473,106
Southern California Public Power Authority, Mead-Adelanto 1994 Ser A (AMBAC Insd) (a)(e)	8.565	07/01/15	9,000	11,738,880
State of California, Various Purpose Dtd 04/01/02	6.00	04/01/19	3,500	4,252,395
State of California, Various Purpose Dtd 06/01/07	5.00	06/01/37	13,000	13,112,840

				110,752,295

Colorado—3.6%
Colorado Housing & Finance Authority, Ser 1998 A-2 (AMT)	6.60	05/01/28	140	145,341
E-470 Public Highway Authority, Ser 1997 B (NATL-RE Insd) (a)(b)	0.00	09/01/14	20,000	17,260,600
E-470 Public Highway Authority, Ser 1997 B (NATL-RE Insd) (a)(b)	0.00	09/01/16	5,000	3,871,100
Metropolitan Football Stadium District, Sales Tax Ser 1999 A (NATL-RE Insd) (a)(b)	0.00	01/01/11	1,650	1,645,627
Public Authority for Colorado Energy, Natural Gas Ser 2008	6.25	11/15/28	750	852,135
Regional Transportation District, Denver Transportation Partner	6.50	01/15/30	1,250	1,394,688
Regional Transportation District, Denver Transportation Partners Ser 2010	6.00	01/15/41	1,400	1,488,284

				26,657,775

Connecticut—0.2%
Connecticut State Health & Educational Facility Authority, Quinnipiac University Ser 2007 K-2 (NATL-RE Insd) (a)	5.00	07/01/23	1,100	1,198,648

District of Columbia—2.7%
District of Columbia, Income Tax, Ser 2009 A (g)	5.25	12/01/27	6,860	7,919,458
District of Columbia Ballpark, Ser 2006 B-1 (NATL-RE & FGIC Insd) (a)	5.00	02/01/31	12,000	12,108,240

				20,027,698

Florida—6.2%
City of Jacksonville, Transportation Ser 2001 (NATL-RE Insd) (a)	5.00	10/01/26	8,500	8,624,525
County of Miami-Dade, Ser 2005 (NATL-RE Insd) (a)	5.00	10/01/35	2,500	2,547,600
Highlands County Health Facilities Authority, Adventist Health/Sunbelt Ser 2006 C (d)(f)	5.25	11/15/16	100	121,298
Highlands County Health Facilities Authority, Adventist Health/Sunbelt Ser 2006 C (f)	5.25	11/15/36	3,900	4,002,375
Mid-Bay Bridge Authority, Refg Ser 2008 A (AGC Insd) (a)	5.00	10/01/27	1,840	1,928,338
Invesco Tax-Exempt Securities Fund

			Principal
			Amount	Value

Florida—(continued)
Mid-Bay Bridge Authority, Ser 1991 A (ETM)	6.875%	10/01/22	$2,500	$3,371,875
Mid-Bay Bridge Authority, Sr Lien Crossover Refg Ser 1993 A (AMBAC Insd) (a)	5.85	10/01/13	3,500	3,619,700
South Miami Health Facilities Authority, Baptist Health South Florida, Ser 2007 (g)	5.00	08/15/42	18,000	18,270,900
Tampa Bay Water Utility System Revenue, Ser 2001 A (NATL-RE & FGIC Insd) (a)	6.00	10/01/29	3,000	3,837,660

				46,324,271

Georgia—2.7%
City of Atlanta, Airport Ser 2004 J (AGM Insd) (a)	5.00	01/01/34	3,000	3,071,250
City of Atlanta, Atlanta Airport Ser 2000 A (NATL-RE & FGIC Insd) (a)	5.875	01/01/17	5,000	5,067,150
City of Atlanta, Atlanta Airport Ser 2004 C (AGM Insd) (a)	5.00	01/01/33	4,000	4,093,040
City of Augusta, Water & Sewer Ser 2004 (AGM Insd) (a)	5.25	10/01/39	3,000	3,155,010
County of Fulton, Ser 1998 (NATL-RE & FGIC Insd) (a)	4.75	01/01/28	5,000	5,004,300

				20,390,750

Hawaii—0.1%
Hawaii State Housing Finance & Development Corp., Purchase Ser 1997 A (AMT)	5.75	07/01/30	510	516,513

Idaho—1.2%
Idaho Housing & Finance Association, Federal Highway Trust, Ser 2008 A (RANs) (AGC Insd) (a)	5.25	07/15/23	4,230	4,834,298
Idaho Housing & Finance Association, Federal Highway Trust, Ser 2008 A (RANs) (AGC Insd) (a)	5.25	07/15/24	3,485	3,950,700

				8,784,998

Illinois—7.6%
Chicago Transit Authority, Federal Transit Administration Section 5309 Ser 2008 (AGC Insd) (a)	5.25	06/01/25	4,840	5,279,327
City of Chicago, Chicago O’ Hare International Airport Ser 2005 A (NATL-RE Insd) (a)	5.25	01/01/24	5,000	5,332,200
City of Chicago, Chicago Refg 2001 A (NATL-RE Insd) (a)(c)	0.00	01/01/17	2,000	2,242,520
City of Chicago, Chicago Refg Ser 1995 A-2 (AMBAC Insd) (a)	6.25	01/01/14	3,000	3,441,390
City of Chicago, Chicago Refg Ser 2001 A-2 (COPs)	7.13	03/15/22	2,000	2,030,960
De Kalb County Community Unit School District No. 428, (AGM Insd) (a)	5.00	01/01/27	990	1,082,020
De Kalb County Community Unit School District No. 428, Ser 2008 (AGM Insd) (a)	5.00	01/01/26	2,600	2,860,884
Illinois Finance Authority, Resurrection Health Center, Refg Ser 2009	6.125	05/15/25	2,870	3,022,454
Illinois Finance Authority, Rush University Medical Center Obligated Group Ser 2009 A	7.25	11/01/38	2,000	2,297,620
Kendall Kane & Will Counties Community Unit School District No. 308, Ser 2008 (AGM Insd) (a)(b)	0.00	02/01/20	3,295	2,310,751
Kendall, Kane & Will Counties, Community Unit School District No. 308, Ser 2008 (AGM Insd) (a)(b)	0.00	02/01/23	11,500	6,884,245
Metropolitan Pier & Exposition Authority, Refg Ser 2002 B (NATL-RE Insd) (a)(c)	0.00	06/15/22	20,000	15,844,400
State of Illinois, Civic Center Dedicated Tax Ser 1991 (AMBAC Insd) (a)	6.25	12/15/20	3,495	4,055,878

				56,684,649

Iowa—2.1%
State of Iowa, IJOBS Program Ser 2009 A (g)	5.00	06/01/25	5,815	6,589,965
State of Iowa, IJOBS Program Ser 2009 A (g)	5.00	06/01/26	4,360	4,905,959
Tobacco Settlement Authority of Iowa, Ser 2005 C	5.375	06/01/38	3,500	2,769,130
Washington County Hospital, Ser 2006	5.50	07/01/32	1,275	1,281,120

				15,546,174

Invesco Tax-Exempt Securities Fund

			Principal
			Amount	Value

Kansas—0.4%
Wyandotte County-Kansas City Unified Government, Area B Refg Ser 2005	5.00%	12/01/20	$3,000	$3,148,680

Kentucky—0.9%
Kentucky Economic Development Finance Authority, Owensboro Medical Health System Ser 2010 A	6.50	03/01/45	1,700	1,827,330
Louisville & Jefferson County Metropolitan Sewer District, Ser 1998 A (NATL-RE & FGIC Insd) (a)	4.75	05/15/28	5,000	5,003,850

				6,831,180

Maryland—0.9%
County of Baltimore, Oak Crest Village Ser 2007 A	5.00	01/01/37	2,500	2,428,625
Maryland Health & Higher Educational Facilities Authority, King Farm Presbyterian Community 2006 Ser B	5.00	01/01/17	1,590	1,544,192
Maryland Health & Higher Educational Facilities Authority, Medstar Health Refg Ser 2004	5.50	08/15/33	3,000	3,089,310

				7,062,127

Massachusetts—4.6%
Massachusetts Health & Educational Facilities Authority, Boston College Ser M-2	5.50	06/01/30	2,100	2,619,729
Massachusetts Health & Educational Facilities Authority, Harvard University Ser 2009 A (g)	5.50	11/15/36	20,955	24,417,604
Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology Ser 2009 O (g)	5.50	07/01/36	6,680	7,718,206

				34,755,539

Michigan—1.9%
City of Detroit Water Supply System, Refg Ser 2006 C (AGM Insd) (a)	5.00	07/01/26	4,100	4,227,756
Michigan Strategic Fund, Detroit Edison Co Ser 1999 B (AMT)	5.65	09/01/29	10,000	10,058,600

				14,286,356

Missouri—1.5%
Missouri Housing Development Commission, Homeownership Ser 1997 C-1	6.55	09/01/28	115	117,478
Missouri Housing Development Commission, Homeownership Ser 2000 B-1 (AMT)	7.45	09/01/31	105	109,069
Missouri State Health & Educational Facilities Authority, Barnes-Jewish /Christian Health Ser 1993 A	5.25	05/15/14	10,000	10,910,800

				11,137,347

Nevada—2.0%
Clark County School District, Limited Tax Ser 2007 C	5.00	06/15/26	4,000	4,279,120
County of Clark, Airport Sub Lien Ser 2004 A-1 (AMT) (NATL-RE & FGIC Insd) (a)	5.50	07/01/23	5,000	5,185,350
County of Clark, McCarran International Airport Ser 2010 A	5.125	07/01/34	2,000	2,090,540
County of Clark, Transportation Ser 1992 A (AMBAC Insd) (a)	6.50	06/01/17	3,000	3,752,070

				15,307,080

New Hampshire—0.0%
New Hampshire Housing Finance Authority, Mortgage Acquisition Ser 2000 B (AMT)	6.70	07/01/29	235	238,845

New Jersey—5.5%
New Jersey Economic Development Authority, MSU Student Housing , Provident Group Montclair LLC, Ser 2010	5.75	06/01/31	1,570	1,674,170
New Jersey Economic Development Authority, School Facilities Construction Ser N-1 (AMBAC Insd) (a)	5.50	09/01/24	3,885	4,630,920
New Jersey State Turnpike Authority, Ser 2003 A (NATL-RE & FGIC Insd) (a)	5.00	01/01/27	10,000	10,615,100
New Jersey Transportation Trust Fund Authority, Ser 2006 C (AGC Insd) (a)(b)	0.00	12/15/26	19,265	9,011,589
Passaic Valley Sewage Commissioners, Ser F (NATL-RE & FGIC Insd) (a)	5.00	12/01/19	9,000	9,333,360
Tobacco Settlement Financing Corp., Ser 2007-1 A	4.625	06/01/26	7,000	6,036,940
Invesco Tax-Exempt Securities Fund

			Principal
			Amount	Value

New Jersey—(continued)
Tobacco Settlement Financing Corp., Ser 2007-1 B (b)	0.00%	06/01/41	$5,000	$255,950

				41,558,029

New Mexico—0.4%
City of Farmington, Pollution Control Ref, Public Service San Juan Ser 2010 A (f)	5.20	06/01/40	1,000	1,024,600
City of Farmington, Pollution Control Ref, Public Service San Juan Ser 2010 C	5.90	06/01/40	2,150	2,236,538

				3,261,138

New York—10.7%
Brooklyn Arena Local Development Corp., Ser 2009	6.25	07/15/40	1,430	1,559,200
Brooklyn Arena Local Development Corp., Ser 2009	6.375	07/15/43	600	656,976
City of New York, Subser 2008 L-1	5.00	04/01/27	2,225	2,447,411
Long Island Power Authority, Ser 2000 A (AGM Insd) (a)(b)	0.00	06/01/17	5,000	4,259,450
Metropolitan Transportation Authority, State Service Contract Ser 2002 B (NATL-RE Insd) (a)	5.50	07/01/24	5,000	5,315,850
New York City Housing Development Corp., Ruppert — FHA Ins Sec 223F	6.50	11/15/18	2,630	2,767,796
New York City Industrial Development Agency, 7 World Trade Center, LLC Ser 2005 A	6.25	03/01/15	6,000	6,019,560
New York City Industrial Development Agency, Yankee Stadium Ser 2006 (NATL-RE Insd) (a)	4.75	03/01/46	5,000	4,960,800
New York City Transitional Finance Authority, 2010 Subser A-1 (g)	5.00	05/01/28	5,570	6,252,882
New York City Transitional Finance Authority, 2010 Subser A-1 (g)	5.00	05/01/29	4,455	4,969,508
New York City Transitional Finance Authority, 2010 Subser A-1 (g)	5.00	05/01/30	4,455	4,938,056
New York City Transitional Finance Authority, Future Tax Secured, Ser 2003 D (NATL-RE Insd) (a)(d)	5.25	02/01/13	560	621,214
New York City Transitional Finance Authority, Future Tax Secured, Ser 2003 D (NATL-RE Insd) (a)	5.25	02/01/21	4,440	4,811,095
New York State Dormitory Authority, State University Ser 1990 A	7.50	05/15/13	2,000	2,328,900
New York State Dormitory Authority, State University Ser 1993 A	5.25	05/15/15	5,000	5,698,400
New York State Dormitory Authority, Suffolk County Judicial Ser 1986 (ETM)	7.375	07/01/16	7,875	9,381,409
Sales Tax Asset Receivable Corp., Ser 2005 A (AMBAC Insd) (a)	5.00	10/15/29	10,000	10,975,000
Westchester Tobacco Asset Securitization, Ser 2005	5.125	06/01/38	3,000	2,437,230

				80,400,737

North Carolina—0.7%
North Carolina Municipal Power Agency No. 1, Catawba Ser 1998 A (NATL-RE Insd) (a)	5.50	01/01/15	4,750	5,500,073

North Dakota—0.1%
County of McLean, Solid Waste Facilities, Ser 2010 B	5.15	07/01/40	1,000	1,033,230

Ohio—1.5%
City of Cleveland, Ser 2008 B-1 (NATL-RE Insd) (a)(b)	0.00	11/15/25	3,895	1,954,900
County of Erie, Firelands Regional Medical Center Ser 2002	5.625	08/15/32	3,000	3,011,220
County of Lorain, Catholic Health Ser 9 2001 A	5.25	10/01/33	5,000	5,080,400
Ohio State Water Development Authority, Ser 2009 A (f)	5.875	06/01/33	1,140	1,276,709

				11,323,229

Oregon—0.3%
Warm Springs Reservation Confederated Tribe, Pelton Round Burre Tribal, Ser 2009 B	6.375	11/01/33	2,000	2,084,360

Pennsylvania—0.6%
Chester County Industrial Development Authority, RHA/PA Nursing Home, Inc. Ser 1989	8.50	05/01/32	1,655	1,707,083
Invesco Tax-Exempt Securities Fund

			Principal
			Amount	Value

Pennsylvania—(continued)
Pennsylvania Turnpike Commission, Ser 2010 B-2 (c)	0.00%	12/01/28	$2,400	$1,881,792
Pennsylvania Turnpike Commission, Ser 2010 B-2 (c)	0.00	12/01/34	1,450	1,137,278

				4,726,153

Puerto Rico—5.2%
Puerto Rico Electric Power Authority, Ser 2010 CCC	5.25	07/01/27	2,000	2,173,180
Puerto Rico Electric Power Authority, Ser O (ETM) (b)	0.00	07/01/17	15,000	12,206,700
Puerto Rico Highway & Transportation Authority, Refg Ser 1993 X	5.50	07/01/15	10,000	11,048,300
Puerto Rico Sales Tax Financing Corp., Ser 2009 A (d)(f)	5.00	08/01/11	3,815	3,967,066
Puerto Rico Sales Tax Financing Corp., Ser 2010 A	5.375	08/01/39	2,400	2,545,344
Puerto Rico Sales Tax Financing Corp., Ser 2010 A	5.50	08/01/42	2,400	2,560,416
Puerto Rico Sales Tax Financing Corp., Subser 2010 C	5.25	08/01/41	3,950	4,154,254

				38,655,260

South Carolina—1.5%
Charleston Educational Excellence Finance Corp., Charleston County School District Ser 2005	5.25	12/01/30	5,000	5,397,000
County of Richland, Environmental Improvement, Paper Co. Ser 2007 A	4.60	09/01/12	1,025	1,080,493
Lexington County Health Services District, Inc, Ser 2007 A	5.00	11/01/16	210	235,557
South Carolina Transportation Infrastructure Bank, Ser 2002 A (AMBAC Insd) (a)	5.25	10/01/21	4,430	4,734,917

				11,447,967

Texas—14.2%
Capital Area Cultural Education Facilities Finance Corp., Roman Catholic Diocese Ser 2005 B	6.125	04/01/45	2,500	2,582,675
City of Houston, Airport Sub Lien Ser 2000 A (AMT) (AGM Insd) (a)	5.875	07/01/17	5,000	5,119,500
City of Houston, Combined Utility First Lien Refg Ser 2004 A (NATL-RE Insd) (a)	5.25	05/15/25	5,000	5,477,000
City of Houston, First Lien Refg Ser 2004 A (AGM Insd) (a)	5.25	05/15/22	15,000	16,690,500
City of Houston, Ser 2001 B (CR) (AGM & AMBAC Insd) (a)(b)	0.00	09/01/27	3,600	1,594,944
City of San Antonio, Water & Refg Ser 2002 (AGM Insd) (a)	5.00	05/15/28	5,000	5,238,850
County of Harris, Refg Ser 2009 A	5.00	08/15/31	2,920	3,169,164
County of Harris, Ser 2007 C (AGM Insd) (a)	5.25	08/15/31	6,665	8,108,639
Dallas-Fort Worth International Airport Facilities Improvement Corp., Ser 2003 A (AMT) (AGM Insd) (a)	5.25	11/01/24	10,000	10,319,600
Friendswood Independent School District, Schoolhouse Ser 2008	5.00	02/15/26	2,840	3,194,205
Harris County Health Facilities Development Corp., Thermal Utility, Ser 2008 (AGC Insd) (a)	5.00	11/15/27	3,180	3,423,747
Harris County Health Facilities Development Corp., Thermal Utility, Teco Ser 2008 (AGC Insd) (a)	5.00	11/15/26	3,860	4,181,036
Houston Independent School District, Schoolhouse Ser 2008	5.00	02/15/26	6,875	7,707,494
Houston Hotel Occupancy, Revenue Bonds, (AGM & AMBAC Insd) (a)(b)	0.00	09/01/26	8,750	4,118,537
Lubbock Health Facilities Development Corp., Carillon Senior Life Care Ser 2005 A	6.625	07/01/36	5,000	4,824,850
North Texas Tollway Authority, Refg First Tier 2008 D (AGC Insd) (a)(b)	0.00	01/01/29	2,165	837,747
North Texas Tollway Authority, Refg Ser 2008 D (AGC Insd) (a)(b)	0.00	01/01/28	22,800	9,467,016
North Texas Tollway Authority, Refg Ser 2008 D (AGC Insd) (a)(b)	0.00	01/01/31	4,710	1,594,570
Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System Ser 2007 A	5.00	02/15/17	2,700	3,006,153
Texas A&M University, System Health Science Center Ser 2009 A	5.00	05/15/25	1,610	1,853,706
Invesco Tax-Exempt Securities Fund

				Principal
				Amount	Value

Texas—(continued)
Texas Private Activity Bond Surface Transportation Corp., Senior Lien Ser 2009	6.875%		12/31/39	$1,610	$1,779,710
Texas State Turnpike Authority, First Tier Ser 2002 (CR) (BHAC & AMBAC Insd) (a)(b)	0.00		08/15/27	1,000	436,730
Victoria Independent School District, School Building Ser 2008	5.00		02/15/23	1,790	2,044,305

					106,770,678

Utah—0.8%
City of Salt Lake City, IHC Hospital Inc Ser 1983 (ETM)	5.00		06/01/15	5,000	5,624,500

Vermont—0.3%
Vermont Economic Development Authority, Wake Robin Corp Ser 2006 A	5.375		05/01/36	2,550	2,217,174

Virgin Islands—0.3%
Virgin Islands Public Finance Authority, Ser 2010 A	5.00		10/01/25	1,900	1,991,447

Virginia—0.2%
Tobacco Settlement Financing Corp., Asset Backed Ser 2005	5.50		06/01/26	1,000	1,129,520

Washington—5.1%
City of Seattle, Ser 2008	5.00		06/01/25	2,450	2,766,368
City of Seattle, Water Refg 2003 (NATL-RE Insd) (a)	5.00		09/01/20	10,000	10,993,000
City of Seattle, Water Refg 2003 (NATL-RE Insd) (a)	5.00		09/01/23	10,000	10,956,000
Grant County Public Utility District No. 2, Electric Refg Ser 2001 H (AGM Insd) (a)	5.375		01/01/18	5,000	5,244,550
Grant County Public Utility District No. 2 Priest Rapids, Wanapum Hydro Refg Ser 2005 A (NATL-RE & FGIC Insd) (a)	5.00		01/01/38	2,500	2,558,900
Port of Seattle, Passenger Facility Ser 1998 A (NATL-RE Insd) (a)	5.00		12/01/23	3,500	3,505,565
State of Washington, Motor Vehicle Fuel Tax Ser 2008 B	5.00		07/01/27	2,250	2,507,828

					38,532,211

Wisconsin—0.8%
State of Wisconsin, Ser 2009 A	5.625		05/01/28	5,000	5,747,950

Total Municipal Obligations (Cost $732,672,556)					782,193,037

Short-Term Investment—1.3%
Short-Term Tax-Exempt Municipal Obligation—1.3%
Wyoming—1.3%
County of Uinta, Chevron USA Inc Project (Cost $10,000,000)	0.25	(f)	08/15/20	10,000	10,000,000

Total Investments—105.5% (Cost $742,672,556)					792,193,037
Other Assets Less Liabilities—0.7%					5,386,778

Floating Rate Note and Dealer Trusts Obligations Related to Securities Held—6.2%
Notes with interest rates ranging from 0.27% to 0.28% at 09/30/2010 and contractual maturities of collateral ranging from 06/01/2025 to 08/15/2042 (See Note 1E) (h)					(46,560,000)

Net Assets—100%					$751,019,815

Invesco Tax-Exempt Securities Fund

Investment Abbreviations:

AGC	Assured Guaranty Corporation.

AGM	Assured Guaranty Municipal Corporation.

AMBAC	AMBAC Assurance Corporation.

AMT	Alternative Minimum Tax.

BHAC	Berkshire Hathaway Assurance Corporation.

COPs	Certificates of Participation.

CR	Custodial Receipts

Dtd	Dated

ETM	Escrowed to Maturity.

FGIC	Financial Guaranty Insurance Company.

FHA	Federal Housing Administration.

Insd	Insured

Jr	Junior

NATL-RE	National Public Finance Guarantee Corporation.

RANs	Revenue Anticipation Notes

Refg	Refunding

Ser	Series

Sr	Senior

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Capital appreciation bond.

(c)	Security is a “step-up” bond where the coupon increases on a predetermined future date.

(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(e)	Current coupon rate for an inverse floating rate municipal obligation. This rate resets periodically as the auction rate on the related security changes. Position in an inverse floating rate municipal obligation has a total value of $11,738,880 which represents 1.56% of net assets.

(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on September 30, 2010.

(g)	Underlying securities related to Special Purpose Trusts entered into by the Fund.

(h)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at September 30, 2010, the Fund’s investments with a value of $85,982,538 are held by the dealer Trusts and serve as collateral for the $46,560,000 in floating rate note and dealer trust obligations outstanding at the date.
Invesco Tax-Exempt Securities Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2010
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
Invesco Tax-Exempt Securities Fund

D.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
     Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
E.	Floating Rate Obligations Related to Securities Held — The Fund enters into transactions in which it transfers to Special Purpose Trusts established by a Broker Dealer (“Dealer Trusts”) fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund may enter into shortfall agreements with the Dealer Trusts which commit the Fund to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund’s investment assets, and the related floating rate notes reflected as Fund liabilities under the caption “Floating rate note and dealer trust obligations” on the Statement of Assets and Liabilities. The Fund records the interest income from the fixed rate bonds under the caption “Interest” and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts under the caption “Interest and residual trust expenses” on the Statement of Operations. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date.

F.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
Invesco Tax-Exempt Securities Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of September 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the nine months ended September 30, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total
Municipal Obligations	$—	$792,193,037	$—	$792,193,037
NOTE 3 — Investment Securities
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$59,301,987

Aggregate unrealized (depreciation) of investment securities	(9,781,506)

Net unrealized appreciation of investment securities	$49,520,481

Cost of investments is the same for tax and financial statement purposes.
NOTE 4 — Subsequent Event
Following a number of meetings in September and October, 2010, the Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco Van Kampen Municipal Income Fund (the “Acquiring Fund”) in exchange for shares of the Acquiring Fund. The Agreement requires approval of the Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.
Invesco Tax-Exempt Securities Fund

Item 2. Controls and Procedures.
(a)	As of September 16, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of , September 16, 2010, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Tax-Exempt Funds (Invesco Tax-Exempt Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: November 29, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: November 29, 2010

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: November 29, 2010

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.